EARNINGS PER SHARE - Basic Earnings (Loss) per Share Computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings (loss) per share from continuing operations ($ per share)
Net earnings (loss) from continuing operations attributable to equity holders	$ 88.7	$ (55.5)
Net earnings (loss) from discontinued operations attributable to equity holders	5.6	(14.6)
Net earnings (loss) attributable to equity holders	$ 94.3	$ (70.1)
Denominator
Weighted average number of common shares (basic) (in shares)	480.6	478.6
Basic earnings (loss) from continuing operations per share attributable to equity holders (in dollars per share)	$ 0.18	$ (0.12)
Basic earnings (loss) from discontinued operations per share attributable to equity holders (in dollars per share)	0.01	(0.03)
Basic earnings (loss) per share attributable to equity holders (in dollars per share)	$ 0.19	$ (0.15)